JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Aerospace & Defense — 0.7%
Archer Aviation, Inc., Class A * (a)	108	496
Parsons Corp. *	78	6,488
V2X, Inc. *	58	2,723
		9,707
Air Freight & Logistics — 0.6%
Hub Group, Inc., Class A	186	8,055
Radiant Logistics, Inc. *	225	1,219
		9,274
Automobile Components — 1.7%
Adient plc *	161	5,277
Goodyear Tire & Rubber Co. (The) *	600	8,239
Modine Manufacturing Co. *	83	7,925
Patrick Industries, Inc.	26	3,114
		24,555
Banks — 15.6%
1st Source Corp.	18	934
Amalgamated Financial Corp.	122	2,923
Ameris Bancorp	138	6,674
Associated Banc-Corp.	59	1,269
Axos Financial, Inc. *	24	1,299
Banc of California, Inc.	568	8,641
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	276	8,845
BankUnited, Inc.	101	2,816
Banner Corp.	62	2,967
Brookline Bancorp, Inc.	92	912
Business First Bancshares, Inc.	111	2,483
Byline Bancorp, Inc.	124	2,692
Capitol Federal Financial, Inc.	236	1,405
Central Pacific Financial Corp.	73	1,437
CNB Financial Corp.	34	698
Community Trust Bancorp, Inc.	23	974
ConnectOne Bancorp, Inc.	415	8,097
CrossFirst Bankshares, Inc. *	45	619
Customers Bancorp, Inc. *	178	9,470
CVB Financial Corp. (a)	68	1,211
Eastern Bankshares, Inc.	498	6,856
Enterprise Financial Services Corp.	120	4,851
Equity Bancshares, Inc., Class A	75	2,591
Financial Institutions, Inc.	30	563
First BanCorp (Puerto Rico)	564	9,897
First Bancshares, Inc. (The)	80	2,072
First Citizens BancShares, Inc., Class A	4	6,434
First Commonwealth Financial Corp.	106	1,478
First Financial Corp.	74	2,842
First Merchants Corp.	123	4,301
First Mid Bancshares, Inc.	20	658

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Flushing Financial Corp.	24	306
FNB Corp.	55	771
Glacier Bancorp, Inc.	34	1,376
Hancock Whitney Corp.	63	2,906
Hanmi Financial Corp.	66	1,058
Heartland Financial USA, Inc.	26	910
Heritage Commerce Corp.	254	2,183
Home BancShares, Inc.	198	4,869
HomeTrust Bancshares, Inc.	40	1,086
Hope Bancorp, Inc.	178	2,049
Live Oak Bancshares, Inc.	34	1,400
Macatawa Bank Corp.	24	238
Mercantile Bank Corp.	16	619
Mid Penn Bancorp, Inc.	16	320
Midland States Bancorp, Inc.	27	668
MVB Financial Corp.	12	263
National Bank Holdings Corp., Class A	54	1,952
OceanFirst Financial Corp.	298	4,886
OFG Bancorp (Puerto Rico)	257	9,443
Old National Bancorp	616	10,718
Old Second Bancorp, Inc.	339	4,694
Orrstown Financial Services, Inc.	20	531
Pathward Financial, Inc.	138	6,958
Peapack-Gladstone Financial Corp.	17	417
Pinnacle Financial Partners, Inc.	43	3,722
Popular, Inc. (Puerto Rico)	85	7,451
Preferred Bank	43	3,286
Premier Financial Corp.	97	1,978
QCR Holdings, Inc.	102	6,181
Seacoast Banking Corp. of Florida	33	827
Sierra Bancorp	24	478
SmartFinancial, Inc.	15	326
South Plains Financial, Inc.	10	258
Southside Bancshares, Inc.	31	920
SouthState Corp.	56	4,785
Texas Capital Bancshares, Inc. *	18	1,097
Towne Bank	74	2,074
TriCo Bancshares	62	2,284
UMB Financial Corp.	21	1,846
United Bankshares, Inc.	77	2,767
Unity Bancorp, Inc.	19	531
Veritex Holdings, Inc.	107	2,196
WesBanco, Inc.	39	1,176
Wintrust Financial Corp.	76	7,911
WSFS Financial Corp.	34	1,523
		223,147

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Beverages — 0.2%
Primo Water Corp.	183	3,340
Biotechnology — 6.0%
2seventy bio, Inc. * (a)	169	905
Agios Pharmaceuticals, Inc. *	270	7,898
Allogene Therapeutics, Inc. * (a)	390	1,744
Arcellx, Inc. * (a)	128	8,883
Avidity Biosciences, Inc. *	209	5,328
Biohaven Ltd. *	6	295
Bluebird Bio, Inc. * (a)	459	588
Crinetics Pharmaceuticals, Inc. *	87	4,051
Cytokinetics, Inc. * (a)	69	4,840
Dynavax Technologies Corp. *	158	1,966
Fate Therapeutics, Inc. * (a)	564	4,142
Geron Corp. * (a)	602	1,987
Iovance Biotherapeutics, Inc. *	393	5,826
Kymera Therapeutics, Inc. *	208	8,354
MacroGenics, Inc. * (a)	511	7,515
Prothena Corp. plc (Ireland) *	77	1,915
REVOLUTION Medicines, Inc. *	69	2,210
SpringWorks Therapeutics, Inc. * (a)	139	6,855
Syndax Pharmaceuticals, Inc. *	172	4,099
Twist Bioscience Corp. *	165	5,652
		85,053
Broadline Retail — 0.1%
Savers Value Village, Inc. * (a)	104	2,006
Building Products — 2.5%
Gibraltar Industries, Inc. *	44	3,520
Griffon Corp.	191	13,986
Masterbrand, Inc. *	37	695
Quanex Building Products Corp.	19	713
Resideo Technologies, Inc. *	263	5,908
UFP Industries, Inc.	85	10,455
		35,277
Capital Markets — 1.4%
AssetMark Financial Holdings, Inc. *	45	1,579
Open Lending Corp. *	322	2,016
Piper Sandler Cos.	12	2,326
StoneX Group, Inc. *	25	1,765
Victory Capital Holdings, Inc., Class A	219	9,315
Virtus Investment Partners, Inc.	12	3,072
		20,073
Chemicals — 0.5%
Avient Corp.	52	2,238
Ecovyst, Inc. *	54	604

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — continued
HB Fuller Co.	29	2,271
Tronox Holdings plc	117	2,037
		7,150
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	165	7,337
ACCO Brands Corp.	107	602
		7,939
Communications Equipment — 0.6%
Aviat Networks, Inc. *	142	5,453
NETGEAR, Inc. *	218	3,434
		8,887
Construction & Engineering — 1.8%
API Group Corp. *	157	6,172
Comfort Systems USA, Inc.	26	8,175
MYR Group, Inc. *	42	7,492
Primoris Services Corp.	82	3,483
		25,322
Construction Materials — 0.4%
Knife River Corp. *	27	2,162
Summit Materials, Inc., Class A *	93	4,155
		6,317
Consumer Finance — 0.6%
Encore Capital Group, Inc. *	17	762
Enova International, Inc. *	81	5,078
LendingClub Corp. *	266	2,341
		8,181
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	83	4,761
Sprouts Farmers Market, Inc. * (a)	57	3,641
United Natural Foods, Inc. *	82	944
		9,346
Containers & Packaging — 0.3%
Greif, Inc., Class A	36	2,516
Myers Industries, Inc.	17	387
O-I Glass, Inc. *	70	1,157
		4,060
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc. *	113	5,808
Laureate Education, Inc., Class A	122	1,778
Perdoceo Education Corp.	168	2,941
Stride, Inc. * (a)	36	2,273
		12,800

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified REITs — 1.1%
American Assets Trust, Inc.	83	1,803
Armada Hoffler Properties, Inc.	76	790
Broadstone Net Lease, Inc.	244	3,827
Empire State Realty Trust, Inc., Class A	277	2,806
Essential Properties Realty Trust, Inc.	224	5,978
		15,204
Diversified Telecommunication Services — 0.3%
ATN International, Inc.	15	479
Liberty Latin America Ltd., Class A (Puerto Rico) *	90	628
Liberty Latin America Ltd., Class C (Puerto Rico) *	542	3,785
		4,892
Electric Utilities — 1.1%
IDACORP, Inc.	55	5,096
MGE Energy, Inc.	26	2,095
Portland General Electric Co.	219	9,194
		16,385
Electrical Equipment — 1.7%
Encore Wire Corp.	72	18,798
Powell Industries, Inc.	37	5,337
		24,135
Electronic Equipment, Instruments & Components — 1.8%
Benchmark Electronics, Inc.	139	4,179
Daktronics, Inc. *	342	3,408
Knowles Corp. *	662	10,649
OSI Systems, Inc. *	21	3,046
ScanSource, Inc. *	92	4,029
		25,311
Energy Equipment & Services — 2.0%
ChampionX Corp.	22	781
Helix Energy Solutions Group, Inc. *	74	806
Helmerich & Payne, Inc.	81	3,434
Liberty Energy, Inc.	391	8,098
Noble Corp. plc	81	3,932
Oil States International, Inc. *	246	1,515
Patterson-UTI Energy, Inc.	574	6,850
Select Water Solutions, Inc.	325	3,002
		28,418
Financial Services — 5.5%
Cannae Holdings, Inc. *	44	970
Enact Holdings, Inc.	116	3,622
Essent Group Ltd.	226	13,464
Federal Agricultural Mortgage Corp., Class C	19	3,769
Jackson Financial, Inc., Class A	125	8,273
Merchants Bancorp	217	9,388

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Mr. Cooper Group, Inc. *	134	10,458
NMI Holdings, Inc., Class A *	193	6,228
PennyMac Financial Services, Inc. (a)	78	7,127
Radian Group, Inc.	282	9,440
Repay Holdings Corp. * (a)	365	4,017
StoneCo Ltd., Class A (Brazil) * (a)	117	1,935
		78,691
Food Products — 0.7%
Cal-Maine Foods, Inc. (a)	12	720
Dole plc	313	3,740
Fresh Del Monte Produce, Inc.	69	1,786
John B Sanfilippo & Son, Inc.	32	3,362
Simply Good Foods Co. (The) *	30	1,025
		10,633
Gas Utilities — 1.4%
Chesapeake Utilities Corp.	26	2,845
New Jersey Resources Corp.	62	2,659
Northwest Natural Holding Co.	78	2,888
ONE Gas, Inc. (a)	92	5,930
Southwest Gas Holdings, Inc.	35	2,684
Spire, Inc.	42	2,589
		19,595
Ground Transportation — 0.6%
ArcBest Corp.	62	8,868
Health Care Equipment & Supplies — 1.6%
Alphatec Holdings, Inc. *	358	4,941
Inari Medical, Inc. *	43	2,048
LivaNova plc *	133	7,448
RxSight, Inc. *	117	6,027
Sight Sciences, Inc. * (a)	485	2,560
		23,024
Health Care Providers & Services — 0.9%
Addus HomeCare Corp. *	32	3,268
NeoGenomics, Inc. * (a)	252	3,957
Pediatrix Medical Group, Inc. *	511	5,128
		12,353
Health Care REITs — 0.8%
CareTrust REIT, Inc.	98	2,391
Community Healthcare Trust, Inc.	80	2,130
Global Medical REIT, Inc.	57	499
Sabra Health Care REIT, Inc.	469	6,930
		11,950
Health Care Technology — 0.4%
Evolent Health, Inc., Class A * (a)	175	5,730

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT, Inc.	231	3,790
DiamondRock Hospitality Co.	212	2,040
RLJ Lodging Trust	271	3,197
Ryman Hospitality Properties, Inc.	52	5,998
Xenia Hotels & Resorts, Inc.	246	3,698
		18,723
Hotels, Restaurants & Leisure — 1.1%
Everi Holdings, Inc. *	158	1,586
Light & Wonder, Inc. *	108	11,051
Sweetgreen, Inc., Class A *	56	1,419
United Parks & Resorts, Inc. *	23	1,303
		15,359
Household Durables — 3.1%
Century Communities, Inc.	39	3,816
Green Brick Partners, Inc. *	27	1,653
Helen of Troy Ltd. *	11	1,252
KB Home	65	4,582
M/I Homes, Inc. *	54	7,309
Meritage Homes Corp.	58	10,181
Taylor Morrison Home Corp. *	165	10,285
Tri Pointe Homes, Inc. *	135	5,204
		44,282
Household Products — 0.2%
Central Garden & Pet Co., Class A *	66	2,426
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc.	96	2,056
Clearway Energy, Inc., Class C	77	1,784
		3,840
Industrial REITs — 1.0%
First Industrial Realty Trust, Inc.	28	1,471
Innovative Industrial Properties, Inc. (a)	43	4,430
Plymouth Industrial REIT, Inc.	122	2,751
Terreno Realty Corp.	89	5,920
		14,572
Insurance — 1.0%
CNO Financial Group, Inc.	61	1,678
Enstar Group Ltd. *	1	272
Oscar Health, Inc., Class A *	542	8,065
RLI Corp.	23	3,398
Skyward Specialty Insurance Group, Inc. * (a)	19	720
		14,133

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 0.2%
Cars.com, Inc. *	39	675
QuinStreet, Inc. *	134	2,357
		3,032
IT Services — 0.4%
Information Services Group, Inc.	566	2,285
Unisys Corp. *	675	3,315
		5,600
Leisure Products — 0.1%
JAKKS Pacific, Inc. *	48	1,179
Machinery — 1.8%
AGCO Corp.	45	5,485
Blue Bird Corp. *	58	2,232
Enpro, Inc.	11	1,906
Mueller Industries, Inc.	186	10,061
Terex Corp.	58	3,713
Titan International, Inc. *	191	2,379
		25,776
Marine Transportation — 0.6%
Matson, Inc.	68	7,595
Safe Bulkers, Inc. (Greece)	192	954
		8,549
Media — 0.8%
AMC Networks, Inc., Class A * (a)	116	1,413
Gray Television, Inc.	504	3,188
John Wiley & Sons, Inc., Class A	40	1,515
Magnite, Inc. * (a)	307	3,299
Thryv Holdings, Inc. *	98	2,181
		11,596
Metals & Mining — 2.9%
Alpha Metallurgical Resources, Inc. (a)	26	8,477
Arch Resources, Inc.	23	3,741
Commercial Metals Co.	225	13,242
Constellium SE *	141	3,121
Hecla Mining Co.	678	3,263
Olympic Steel, Inc.	13	884
Radius Recycling, Inc.	24	498
Ryerson Holding Corp.	72	2,425
SunCoke Energy, Inc.	117	1,318
Warrior Met Coal, Inc.	69	4,204
		41,173
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Brightspire Capital, Inc.	649	4,469
Dynex Capital, Inc.	65	805
Ellington Financial, Inc. (a)	25	293

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
KKR Real Estate Finance Trust, Inc.	110	1,111
Ladder Capital Corp.	653	7,274
MFA Financial, Inc.	288	3,286
Redwood Trust, Inc.	130	828
TPG RE Finance Trust, Inc.	47	364
		18,430
Multi-Utilities — 0.9%
Black Hills Corp.	47	2,542
Northwestern Energy Group, Inc.	65	3,312
Unitil Corp.	134	7,021
		12,875
Office REITs — 1.1%
City Office REIT, Inc.	86	445
COPT Defense Properties	289	6,993
Easterly Government Properties, Inc.	49	559
Hudson Pacific Properties, Inc.	136	878
Piedmont Office Realty Trust, Inc., Class A	127	896
SL Green Realty Corp. (a)	111	6,134
		15,905
Oil, Gas & Consumable Fuels — 7.3%
California Resources Corp.	101	5,573
Chord Energy Corp.	56	10,007
Civitas Resources, Inc. (a)	57	4,337
CNX Resources Corp. *	179	4,245
CONSOL Energy, Inc.	19	1,582
CVR Energy, Inc. (a)	105	3,732
Delek US Holdings, Inc.	15	472
Dorian LPG Ltd.	163	6,259
Equitrans Midstream Corp.	124	1,552
Gulfport Energy Corp. *	34	5,419
International Seaways, Inc.	89	4,707
Magnolia Oil & Gas Corp., Class A (a)	28	724
Matador Resources Co.	162	10,812
Murphy Oil Corp.	191	8,739
Ovintiv, Inc.	94	4,878
Par Pacific Holdings, Inc. *	32	1,183
PBF Energy, Inc., Class A	81	4,676
Peabody Energy Corp. (a)	129	3,135
Permian Resources Corp.	50	883
REX American Resources Corp. *	12	723
SM Energy Co.	267	13,294
Teekay Tankers Ltd., Class A (Canada)	61	3,545
Uranium Energy Corp. * (a)	502	3,390
		103,867

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Passenger Airlines — 0.9%
Blade Air Mobility, Inc. * (a)	123	350
JetBlue Airways Corp. *	272	2,015
Joby Aviation, Inc. * (a)	177	948
SkyWest, Inc. *	137	9,485
Spirit Airlines, Inc. (a)	59	286
		13,084
Personal Care Products — 0.7%
BellRing Brands, Inc. *	155	9,153
Edgewell Personal Care Co.	41	1,568
		10,721
Pharmaceuticals — 0.8%
ANI Pharmaceuticals, Inc. *	70	4,835
Intra-Cellular Therapies, Inc. *	51	3,514
Prestige Consumer Healthcare, Inc. *	37	2,695
		11,044
Professional Services — 0.8%
ASGN, Inc. *	58	6,094
Barrett Business Services, Inc.	41	5,109
TrueBlue, Inc. *	34	428
		11,631
Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc. *	179	1,101
Cushman & Wakefield plc *	316	3,307
Forestar Group, Inc. *	122	4,910
Opendoor Technologies, Inc. *	678	2,055
		11,373
Residential REITs — 0.5%
Independence Realty Trust, Inc.	242	3,897
UMH Properties, Inc.	95	1,549
Veris Residential, Inc.	87	1,328
		6,774
Retail REITs — 2.3%
Agree Realty Corp. (a)	60	3,409
InvenTrust Properties Corp.	120	3,086
Kimco Realty Corp.	57	1,106
Kite Realty Group Trust	334	7,242
Macerich Co. (The)	271	4,674
Phillips Edison & Co., Inc. (a)	68	2,449
Regency Centers Corp.	10	596
Retail Opportunity Investments Corp.	621	7,965
SITE Centers Corp.	200	2,932
		33,459
Semiconductors & Semiconductor Equipment — 1.4%
ACM Research, Inc., Class A *	197	5,727

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Synaptics, Inc. *	66	6,448
Ultra Clean Holdings, Inc. *	83	3,817
Veeco Instruments, Inc. *	101	3,570
		19,562
Software — 1.5%
Adeia, Inc.	279	3,046
Aurora Innovation, Inc. * (a)	136	384
LiveRamp Holdings, Inc. *	256	8,844
ON24, Inc.	312	2,225
Verint Systems, Inc. *	111	3,680
Xperi, Inc. *	220	2,659
		20,838
Specialized REITs — 0.6%
PotlatchDeltic Corp.	145	6,803
Uniti Group, Inc.	269	1,590
		8,393
Specialty Retail — 3.9%
Abercrombie & Fitch Co., Class A *	65	8,117
Academy Sports & Outdoors, Inc.	48	3,223
Asbury Automotive Group, Inc. *	35	8,290
Beyond, Inc. *	53	1,894
Caleres, Inc.	110	4,539
Carvana Co. * (a)	48	4,192
EVgo, Inc. * (a)	195	490
Group 1 Automotive, Inc.	25	7,356
Haverty Furniture Cos., Inc.	40	1,372
ODP Corp. (The) *	69	3,657
Signet Jewelers Ltd.	65	6,488
Urban Outfitters, Inc. *	106	4,588
Valvoline, Inc. *	36	1,623
		55,829
Technology Hardware, Storage & Peripherals — 0.0% ^
Turtle Beach Corp. *	26	449
Textiles, Apparel & Luxury Goods — 0.3%
G-III Apparel Group Ltd. *	106	3,064
Under Armour, Inc., Class A *	131	967
		4,031
Trading Companies & Distributors — 3.6%
Beacon Roofing Supply, Inc. *	79	7,743
BlueLinx Holdings, Inc. *	23	2,956
Boise Cascade Co.	55	8,361
DNOW, Inc. *	462	7,021
GMS, Inc. *	61	5,958
Hudson Technologies, Inc. *	86	952

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — continued
Rush Enterprises, Inc., Class A (a)	193	10,357
Titan Machinery, Inc. *	50	1,230
WESCO International, Inc.	36	6,117
		50,695
Water Utilities — 0.2%
American States Water Co.	41	2,994
Wireless Telecommunication Services — 0.2%
Gogo, Inc. *	211	1,848
Telephone and Data Systems, Inc.	51	822
		2,670
Total Common Stocks (Cost $1,084,700)		1,412,487
Short-Term Investments — 4.9%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c) (Cost $14,514)	14,513	14,519
Investment of Cash Collateral from Securities Loaned — 3.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (b) (c)	48,587	48,587
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	7,747	7,747
Total Investment of Cash Collateral from Securities Loaned (Cost $56,351)		56,334
Total Short-Term Investments (Cost $70,865)		70,853
Total Investments — 103.9% (Cost $1,155,565)		1,483,340
Liabilities in Excess of Other Assets — (3.9)%		(56,363)
NET ASSETS — 100.0%		1,426,977

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $54,819.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	112	06/21/2024	USD	12,016	326

Abbreviations
USD	United States Dollar

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,483,340	$—	$—	$1,483,340
Appreciation in Other Financial Instruments
Futures Contracts (a)	$326	$—	$—	$326

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$28,802	$314,868	$329,165	$13	$1	$14,519	14,513	$1,193	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	28,586	282,004	262,000	15	(18)	48,587	48,587	2,687	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	5,498	117,137	114,888	—	—	7,747	7,747	349	—
Total	$62,886	$714,009	$706,053	$28	$(17)	$70,853		$4,229	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.